Organization And Nature Of Operations - Additional Information (Detail)	12 Months Ended		1 Months Ended																					1 Months Ended
	Dec. 31, 2012 CNY Entity	Oct. 17, 2012 Previously owned	Oct. 10, 2012 Shanghai Giant Network Technology Co Ltd USD ($) Person	Oct. 10, 2012 Shanghai Giant Network Technology Co Ltd CNY Person	Nov. 12, 2012 Shanghai Giant Network Technology Co Ltd USD ($)	Nov. 12, 2012 Shanghai Giant Network Technology Co Ltd CNY	Dec. 31, 2012 Giant Interactive (Hong Kong) Limited	Dec. 31, 2012 Shanghai Zhengtu Information Technology Co Ltd	Jun. 14, 2012 Shanghai Juhe Network Technology Co Ltd Shanghai Giant Network Technology Co Ltd USD ($)	Jun. 14, 2012 Shanghai Juhe Network Technology Co Ltd Shanghai Giant Network Technology Co Ltd CNY	Jun. 27, 2012 Wuxi Giant Network Technology Co Ltd USD ($)	Jun. 27, 2012 Wuxi Giant Network Technology Co Ltd CNY	Mar. 07, 2012 Wuxi Giant Network Technology Co Ltd USD ($)	Mar. 07, 2012 Wuxi Giant Network Technology Co Ltd CNY	Jun. 27, 2012 Wuxi Giant Network Technology Co Ltd Shanghai Giant Network Technology Co Ltd	Jun. 27, 2012 Wuxi Giant Network Technology Co Ltd Giant Interactive (Hong Kong) Limited	Oct. 10, 2012 Jujia Network II Shanghai Zhengduo Information Technology Co. Ltd Shanghai Jujia Network Technology Co.LtdTwo USD ($) Shareholder	Oct. 10, 2012 Jujia Network II Shanghai Zhengduo Information Technology Co. Ltd Shanghai Jujia Network Technology Co.LtdTwo CNY	Oct. 10, 2012 Jujia Network III Shanghai Giant Network Technology Co Ltd Shanghai Jujia Network Technology Co.Ltd Three USD ($) Shareholder	Oct. 10, 2012 Jujia Network III Shanghai Giant Network Technology Co Ltd Shanghai Jujia Network Technology Co.Ltd Three CNY	Oct. 17, 2012 Beijing Giant Zhengtu Network Technology Co Ltd Shanghai Zhengtu Information Technology Co Ltd USD ($)	Oct. 17, 2012 Beijing Giant Zhengtu Network Technology Co Ltd Shanghai Zhengtu Information Technology Co Ltd CNY	Oct. 17, 2012 Beijing Giant Zhengtu Network Technology Co Ltd Shanghai Zhengtu Information Technology Co Ltd Previously owned	Oct. 24, 2012 Shanghai Juhuan Network Technology Co Ltd Shanghai Zhengduo Information Technology Co. Ltd USD ($) Person	Oct. 24, 2012 Shanghai Juhuan Network Technology Co Ltd Shanghai Zhengduo Information Technology Co. Ltd CNY
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Percentage of shareholding/ ownership purchased									51.00%	51.00%											51.00%	51.00%
Consideration of equity interest									$ 122,791	765,000											$ 9,189,259	57,250,000
Equity interest total investment			160,511	1,000,000	802,555	5,000,000					3,049,710	19,000,000	160,511	1,000,000			802,555	5,000,000	321,022	2,000,000				802,555	5,000,000
Percentage of shareholding/ ownership		34.00%	51.00%	51.00%	100.00%	100.00%	100.00%	100.00%							100.00%	50.10%	70.00%	70.00%	51.00%	51.00%	85.00%	85.00%	34.00%	51.00%	51.00%
Number of non-controlling shareholders																	2	2	2	2				1	1
Number of individual investors			1	1																				1	1
Number of subsidiaries deconsolidated	2
Recognized gain (loss) from deconsolidation